Share-based payments - ESP Option Activity (Details) - ESP	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested contributions, January 1 (in shares)	1,073,212	1,146,046
Granted (in shares)	610,657	600,808
Dividends credited (in shares)	49,299	49,988
Vested (in shares)	(553,837)	(586,309)
Forfeited (in shares)	(140,301)	(137,321)
Unvested contributions, December 31 (in shares)	1,039,030	1,073,212
Weighted average fair value at measurement date, other equity instruments granted | $	$ 60	$ 59